Redeemable Noncontrolling Interest - Additional Information (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		69 Months Ended	78 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Dec. 23, 2010
Noncontrolling Interest [Line Items]
Ownership interest in BlueFire Fulton Renewable Energy LLC sold										1.00%
Proceeds from sale of LLC Unit	$ 750,000						$ 750,000	$ 750,000	$ 750,000
Ownership interest in BlueFire Fulton Renewable Energy LLC	99.00%						99.00%
Noncontrolling interest - redeemable	750,000	849,756	862,500	849,756	862,500	852,531	750,000	852,531	849,756
Net income (loss) attributable to noncontrolling interest		(233)	0	2,775	0	9,969		(9,969)	(12,744)
Accretion of redeemable non-controlling interest		$ 0	$ 0		$ 112,500	$ 112,500	$ 0	$ 112,500	$ 112,500